W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

May 4, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Aberdeen Standard Investments ETFs (File Nos. 333-198170 and 811-22986)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Aberdeen Standard Investments ETFs (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated May 1, 2020, for the Trust’s Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF and Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 28, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001387131-20-004241 on April 29, 2020.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001